INTANGIBLE ASSETS AND UNFAVORABLE LEASE	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS AND UNFAVORABLE LEASE

9. INTANGIBLE ASSETS AND UNFAVORABLE LEASE

Intangible assets and unfavorable lease as of December 31 are as follows:

	2010	2011
Intangible assets, original cost—
Favorable lease agreements	42,489	441,682
Franchise agreements	804	49,574
Customer relationship	83	7,073
Brand	—	684,300
Purchased software	20,960	30,246

	64,336	1,212,875

Less: Accumulated amortization —
Favorable lease agreements	(11,452)	(21,462)
Franchise agreements	(804)	(2,328)
Customer relationship	(19)	(461)
Purchased software	(9,668)	(14,172)

	(21,943)	(38,423)

Intangible assets, net	42,393	1,174,452

Unfavorable lease liability —

	2010	2011
Unfavorable lease agreements, original cost	17,773	410,381
Less: Accumulated amortization	(4,562)	(13,607)

Unfavorable lease liability, net	13,211	396,774

Franchise agreements, and favorable and unfavorable leases agreements were acquired primarily from the acquisition of Top Star hotel chain, the purchase of minority interests in Home Inns Beijing and the acquisition of Motel 168. The value of the favorable lease agreements was determined based on the estimated present value of the amount the Company has avoided paying as a result of entering into the lease agreements. Unfavorable lease agreements were determined based on the estimated present value of the acquired leases that exceed market prices and is recognized as a liability. Franchise agreements were determined at the estimated present value of net cash flows expected to be received over the remaining terms of the franchise agreements. The value of favorable and unfavorable lease agreements is amortized using the straight-line method over the remaining lease term and the amortization is recorded as operating costs at net. The value of franchise agreements is amortized using the straight-line method over the remaining terms of the franchise agreements.

Amortization expense of intangible assets for the years ended December 31, 2009, 2010 and 2011 amounted to RMB 6,116, RMB 6,439 and RMB 16,828, respectively. Amortization expense of unfavorable lease agreements, net of favorable lease agreement amortization, for the years ended December 31, 2009, 2010 and 2011 amounted to RMB 1,431, RMB 1,374 and RMB 9,045 respectively.

The annual estimated amortization expense for intangible assets and unfavorable lease liability for the following years is as follows:

	Amortization for Intangible Assets	Amortization for Unfavourable Lease	Net Amortization
2012	43,653	(31,990)	11,663
2013	42,124	(31,988)	10,136
2014	41,170	(31,986)	9,184
2015	38,439	(31,985)	6,454
2016	35,687	(31,946)	3,741

	201,073	(159,895)	41,178